TYPE                13F-HR
PERIOD              12/31/00
FILER
     CIK            0000898373
     CCC            6u$fhfxf
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          973-467-3545

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: DECEMBER 31,2000

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DAVID A. ROCKER
Address:   45 ROCKEFELLER PLAZA
           NEW YORK, NY  10111


Form 13F File Number: 28-3470
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       DAVID A. ROCKER
Title:      GENERAL PARTNER
Phone:      212-397-1220

Signature, Place, and Date of Signing:

           David A. Rocker                NEW YORK, NY       FEBRUARY 10, 2000
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        32

Form 13F Information Table Value Total:    $  309,590
                                            (thousands)


List of Other Inlcluded Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

      No.              Form 13F File Number        Name
       1                   28-3470             MARC C. COHODES

                                                     FORM 13F INFORMATION TABLE
                                                     VALUE      SHARES/   SH/   PUT/INVSTMT  OTHER        VOTING AUTHORITY
       NAME  OF ISSUER        TITLE OF CLA  CUSIP    (X$1000)   PRN AMT   PRN   CALLDSCRETN  MANAGERSSOLE   SHARED    NONE
---------------------------------------------------- ----------- --------------------------------------------------- --------
3DFX INTERACTIVE INC.         COM         88553X103          897 3,587,590  SH       OTHER   01             3,587,590
ACT MANUFACTURE INC.          COM         000973107          247    15,694  SH       OTHER   01                     0    15,694
ACT MANUFACTURE INC.          PUT         000973957        6,576   417,500  SH  PUT  OTHER   01               417,500
ACTION PERFORMANCE            COM         004933107          411   173,170  SH       OTHER   01               173,170
ACTIVISION                    COM         004930202       14,674   970,160  SH       OTHER   01               970,160
ADVANCED FIBER COMM.          COM         00754A105        1,880   104,100  SH       OTHER   01               104,100
ALCOA                         PUT         013817951        1,675    50,000  SH  PUT  OTHER   01                50,000
BOWNE AND COMPANY INC.        COM          103043105      16,565 1,568,300  SH       OTHER   01             1,568,300
Brookstone Inc.               COM          114537103       9,595   783,250  SH       OTHER   01               783,250
CAMPBELL RESOURCES INC        COM          134422609         367 1,305,350  SH       OTHER   01             1,305,350
CASY GENERAL STORES, INC.     COM          147528103      51,946 3,477,563  SH       OTHER   01             3,477,563
C-CUBE MICROSYSTEMS INC NE    COM         12501N108        1,937   157,300  SH       OTHER   01               157,300
CHILDRENS PLACE               COM          168905107       1,262    62,300  SH       OTHER   01                     0    62,300
CHOICEPOINT INC.              COM          170388102       3,606    55,000  SH       OTHER   01                55,000
DIAMONDS TR                   UNIT SER 1   252787106      14,949   140,000  SH       OTHER   01               140,000
Digital Island 6% 05          SUB NT CV   25385NAA9          194    10,000  SH       OTHER   01                10,000
EARTHWEB CVB 05 7%            SUB NT CV   27032CAB4          358    10,000  SH       OTHER   01                10,000
EFFICIENT NETWORKS            COM          282056100       1,612   113,100  SH       OTHER   01               113,100
HARMONIC INC                  COM          413160102         486    85,366  SH       OTHER   01                85,366
Internet Cap Group 5.5% 12    SUB NT CV   46059CAA4          230    10,000  SH       OTHER   01                10,000
KOHL'S CORP                   PUT          500255954       6,100   100,000  SH  PUT  OTHER   01               100,000
LAUNCH MEDIA                  COM          518567102         403   258,100  SH       OTHER   01               258,100
Metromedia Intl Group 7.25    PFD CONV     591695200         390    27,000  SH       OTHER   01                27,000
MOTOROLA INC.                 COM          620076109         567    28,000  SH       OTHER   01                28,000
NASDAQ 100 TR                 UNIT SER 1   631100104     154,694 2,650,000  SH       OTHER   01             2,650,000
OPTA Food Ingredients Inc.    COM         68381N105        1,045   880,000  SH       OTHER   01               880,000
QUANTA SERVICE                PUT         74762E952        2,060    64,000  SH  PUT  OTHER   01                64,000
RUBIO'S RESTURANT INC.        COM         78116B102        2,000   780,650  SH       OTHER   01               780,650
THE STREET.COM INC.           COM         88368Q103        5,358 1,863,638  SH       OTHER   01             1,863,638
TII INDUSTRIES                COM          872479209         365   315,300  SH       OTHER   01               315,300
TRICON GLOBAL RESTAURANTS     PUT          895953957       6,848   207,500  SH  PUT  OTHER   01               207,500
TRIKON TECH                   COM          896187408         295    29,500  SH       OTHER   01                29,500

 /TEXT
 /DOCUMENT
 /SUBMISSION